Investment property - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment property [abstract]
Investment property	€ 86	€ 73	€ 0
Impairment loss recognised in profit or loss, investment property	0	0
Fair value of investment property when entity applies cost model	100	86
Rental income	0	0	0
Direct operating expense from investment property	€ 0	€ 0	€ 0